THE KANSAS MUNICIPAL FUND
-------------------------
DEAR SHAREHOLDER:


Enclosed is the semi-annual report of the operations for The Kansas Municipal Fund (the "Fund") for the six months ended January 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for 2002. The bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Increased spending on the war on terrorism and a decline in tax revenue have widened the budget deficit, forcing the government to sell more debt to finance the shortfall. We continue to watch carefully as this deficit could reach record levels.

Monetary reflation has provided powerful support to the economy. In November 2002, the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty-year lows. The decline of the U.S. Dollar and the swing from surplus to deficit in the Federal budget are areas of concern. These measures will be key to bond performance over the coming months.

Diversification remains an important strategy of the Fund as reflected on the ratings of the seventy-three issues in the portfolio. Portfolio quality for the six months ended were represented as follows: AAA 46.4%, AA+ 2.8%, AA 16.3%, AA- 2.0%, A+ 2.8%, A 4.1%, A- 6.4%, BBB+ 6.4%, BBB 1.4%, BBB- 1.1%,
and NR 10.3%. Income exempt from Federal and Kansas income taxes with preservation of capital remain the primary objectives of the Fund.




Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President


January 31, 2003 (Unaudited)
----------------------------

TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.



PERFORMANCE & COMPOSITION
-------------------------
Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]
AAA                    46.4%
AA                     21.1%
A                      13.4%
BBB                     8.8%
NR                     10.3%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
------------------------
(as a % of Net Assets)
[pie chart]
H-Housing              36.0%
HC-Health Care         20.4%
U-Utilities            16.1%
G-Government            8.6%
S-School                7.1%
W/S-Water/Sewer         5.2%
O-Other                 4.5%
I-Industrial            2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

                The Kansas Municipal           The Kansas Municipal             The Lehman Brothers
                Fund w/o sales charge        Fund w/ max sales charge          Municipal Bond Index
------------------------------------------------------------------------------------------------------
11/15/90              $10,000                        $ 9,575                          $10,000
1991                  $10,524                        $10,077                          $10,724
1992                  $11,855                        $11,351                          $12,199
1993                  $13,050                        $12,495                          $13,276
1994                  $13,168                        $12,609                          $13,525
1995                  $13,988                        $13,394                          $14,591
1996                  $14,814                        $14,184                          $15,553
1997                  $15,933                        $15,256                          $17,150
1998                  $16,372                        $15,676                          $18,177
1999                  $16,936                        $16,216                          $18,700
2000                  $17,222                        $16,490                          $19,507
2001                  $18,622                        $17,831                          $21,475
2002                  $19,270                        $18,451                          $22,916
01/31/03              $19,156                        $18,342                          $23,638


                                             Average Annual Total Returns
                                          For periods ending January 31, 2003
                                          -----------------------------------
                                                                                   Since Inception
                                1 year         5 year           10 year          (November 15, 1990)
----------------------------------------------------------------------------------------------------
Without sales charge            (0.43)%         3.51%             4.58%                   5.46%
With sales charge (4.25%)       (4.66)%         2.61%             4.13%                   5.09%
----------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------
07-31-2002 NAV (share value)           $11.78
01-31-2003 NAV                         $11.45
Average Maturity                        19.1 years
Number of Issues                        73
Total Net Assets                       $93,134,453



MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.
These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.


INDEPENDENT TRUSTEES
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee        Since January 1996  Retired; Attorney; Director,         9                 None
904 NW 27th                                                Integrity Mutual Funds, Inc
Minot, ND 58703                                            (formerly known as ND Holdings,
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee        Since January 1996  Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                                          & Dobrovolny, P.C.; Director,                     Western Bank &
Ste. 305                                                   ND Tax-Free Fund, Inc.                                 Trust
Minot, ND 58701                                            (since April 1995), ND
67                                                         Insured Income Fund, Inc.
                                                           (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc.
                                                           (since April 1995), South
                                                           Dakota Tax-Free Fund, Inc.
                                                           (since April 1995), Integrity
                                                           Fund of Funds, Inc. (since
                                                           April 1995), Integrity Small-
                                                           Cap Fund of Funds, Inc. (since
                                                           September 1998); Director, First
                                                           Western Bank & Trust.

R. James Maxson
Town & Country Center   Trustee       Since January 1999  Attorney, Maxson Law Office           9                   None
1015 S Bdwy, Suite 15                                     (since November 2002),
Minot, ND 58701                                           Attorney, McGee, Hankla,
55                                                        Backes & Dobrovolny, P.C. (April
                                                          2000 to November 2002); Attorney,
                                                          Farhart, Lian and Maxson, P.C.
                                                          (March 1976 to March 2000); ND
                                                          Tax-Free Fund, Inc. (since January
                                                          1999), Montana Tax-Free Fund,
                                                          Inc. (since January 1999), South
                                                          Dakota Tax-Free Fund, Inc. (since
                                                          January 1999), Integrity Fund of
                                                          Funds, Inc. (since January 1999),
                                                          Integrity Small-Cap Fund of Funds,
                                                          Inc. (since January 1999).
----------------------

The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


   The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist    Vice President     Since January 1996  Attorney; Director and Vice          5            Director, ARM
1 North Main        and Secretary                          President, Integrity Mutual                         Securities
Minot, ND 58703                                            Funds, Inc. (formerly known as                      Corporation
68                                                         ND Holdings, Inc.); Director,
                                                           Vice President and Secretary,
                                                           ND Money Management, Inc.,
                                                           ND Capital, Inc., ND Resources,
                                                           Inc., ND Tax-Free Fund, Inc.,
                                                           ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc.,
                                                           South Dakota Tax-Free Fund,
                                                           Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of
                                                           Funds, Inc. (since September
                                                           1998), The Ranson Company, Inc.
                                                           (January 1996 to February 1997),
                                                           Ranson Capital Corporation (since
                                                           January 1996), and Director,
                                                           ARM Securities Corporation (since
                                                           May 2000).

**Robert E. Walstad   Trustee,         Since January 1996  Director (since September 1987),     9             Director, ARM
1 North Main          Chairman,                            President (September 1987 to                         Securities
Minot, ND 58703       President,                           October 2001) (since September 2002),               Corporation;
58                    and Treasurer                        Integrity Mutual Funds, Inc.                       Director, Magic
                                                           (formerly known as ND Holdings,                       Internet
                                                           Inc.); Director, President and                        Services,
                                                           Treasurer, ND Money Management,                    Inc.; Director,
                                                           Inc., ND Capital, Inc., ND                        Capital Financial
                                                           Resources, Inc., ND Tax-Free Fund,                  Services, Inc.
                                                           Inc., ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc.,
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc.; Trustee, Chairman, President,
                                                           and Treasurer, Ranson Managed
                                                           Portfolios; Director, President,
                                                           CEO, and Treasurer, The Ranson
                                                           Company, Inc. (January 1996 to
                                                           February 1997), and Ranson Capital
                                                           Corporation; Director (since
                                                           October 1999), President (October
                                                           1999 to October 2001), Magic
                                                           Internet Services, Inc.; Director
                                                           (since May 2000), President (May
                                                           2000 to October 2001) (since
                                                           September 2002), ARM Securities
                                                           Corporation; Director, CEO, Chairman
                                                           (since January 2002), President
                                                           (since September 2002), Capital
                                                           Financial Services, Inc.
-----------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.



INDEPENDENT TRUSTEES

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



SCHEDULE OF INVESTMENTS January 31, 2003 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                        RATING    COUPON                    PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                  MOODY'S/S&P   RATE     MATURITY         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (99.7%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA..................  Aaa/AAA     7.000%   06/01/31     $  4,915,000   $  5,111,600
Butler Cty., KS Public Bldg. MBIA.............................  Aaa/NR      5.550    10/01/21          300,000        326,139
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. ...   NR/AAA     5.000    08/01/22          250,000        255,535
Dodge, KS School District #443 FGIC...........................  Aaa/NR      5.000    09/01/11        1,000,000      1,086,710
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev. ........   NR/NR      6.400    07/01/10          375,000        409,192
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev. ........   NR/NR      6.500    07/01/14          750,000        785,287
*Douglas Cty., KS USD #497 (Lawrence) G.O. ................... Aa-3/NR      6.000    09/01/15        1,000,000      1,040,440
Garnett, KS (Garnett Hsg. Auth. Project) Rev. ................   NR/NR      5.900    10/01/18          500,000        504,870
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref. ................   NR/AA      6.750    01/01/06          235,000        236,175
Hutchinson, KS Single Family Mrtge. Rev. Ref. ................ Aa-3/NR      8.875    12/01/12          590,000        605,476
Johnson Cty., KS USD #229 (Blue Valley) G.O. ................. Aa-1/AA      5.000    10/01/18        2,600,000      2,721,888
Johnson Cty., KS Single Family Mrtge. Rev. ...................   Aa/NR      7.100    05/01/12          340,000        359,754
Kansas City, KS Mrtge. Rev. GNMA..............................  Aaa/NR      5.900    11/01/27        1,075,000      1,095,672
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC..............  Aaa/AAA     6.300    09/01/16          580,000        581,914
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC...............  Aaa/AAA     6.375    09/01/23        1,525,000      1,683,127
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC...............  Aaa/AAA     6.375    09/01/23        5,830,000      6,397,317
Kansas City/Leavenworth Cty./Lenexa, KS Mrtge. Rev. ..........   NR/AAA     7.850    11/01/10          135,000        135,675
KS Devl. Finance Auth. (Board of Regents) AMBAC...............  Aaa/AAA     5.875    06/01/21          750,000        780,240
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) .....  Aaa/AAA     5.750    12/01/27        2,250,000      2,464,155
KS Devl. Finance Auth. (Dept. of Admin. Capitol
Restoration) Lease Rev. FSA...................................  Aaa/AAA     5.375    10/01/20          370,000        395,408
KS Devl. Finance Auth. (Indian Ridge Apts.) ..................   NR/NR      6.000    01/01/28        1,070,000      1,043,871
KS Devl. Finance Auth. (Lewis Field Stadium) Rev. ............   NR/NR      6.000    04/01/08          500,000        505,625
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA.........   Aa/NR      6.600    08/01/34        1,900,000      1,938,000
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA..........   Aa/NR      6.500    08/01/24          750,000        765,000
KS Devl. Finance Auth. (Oak Ridge Park Apt.) .................   NR/NR      6.500    02/01/18        1,865,000      1,909,909
KS Devl. Finance Auth. (Oak Ridge Park Apt.) .................   NR/NR      6.625    08/01/29        1,875,000      1,855,744
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. ........   NR/AAA     6.000    12/01/21        1,975,000      2,074,658
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA................  Aaa/AAA     6.400    01/01/24          555,000        562,759
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev. .......   Aa/AA      6.125    12/01/20        1,000,000      1,087,920
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. .......  Aaa/AAA     5.800    11/15/21          430,000        459,550
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. .......  Aaa/AAA     5.375    11/15/24        1,500,000      1,563,720
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. .......  Aaa/AAA     5.800    11/15/16          455,000        495,122
KS Devl. Finance Auth. (Water Fund) Rev. ..................... Aa-1/AA+     6.000    11/01/14          500,000        530,215
KS Devl. Finance Auth. (Water Pollution Control) Rev. ........ Aa-1/AA+     5.250    05/01/11        2,000,000      2,226,480
KS Devl. Finance Auth. (Water Pollution Control) ............. Aa-1/AA+     5.000    11/01/23        1,000,000      1,013,650
KS Devl. Finance Auth. (Water Pollution Control) Rev. ........ Aa-1/AA+     5.250    11/01/22        1,000,000      1,039,370
KS Turnpike Auth. Rev. FSA....................................  Aaa/AAA     5.000    09/01/24          530,000        540,521
KS Turnpike Auth. Rev. FSA....................................  Aaa/AAA     5.000    09/01/25          750,000        763,695
Lawrence, KS (Memorial Hospital) Rev. ........................Baa-1/NR      6.000    07/01/09        2,000,000      2,075,960
Lawrence, KS (Memorial Hospital) Rev. ........................Baa-1/NR      6.200    07/01/14        1,200,000      1,261,488
Lawrence, KS (Memorial Hospital) Rev. ........................Baa-1/NR      6.200    07/01/19        1,475,000      1,529,929
Lawrence, KS (Memorial Hospital) Rev. ASGUA...................   NR/AA      5.750    07/01/24        1,000,000      1,054,010
Lawrence, KS (unlimited tax) Refunding G.O. ..................   Aa/NR      5.375    09/01/20          500,000        537,620
Lawrence, KS Multifamily Hsg. (Brandon Woods) Rev. ...........   NR/A       6.625    04/01/12        2,000,000      2,027,560
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ..........   NR/AA      6.450    02/01/18        2,500,000      2,550,000
Newton, KS (Newton) Hosp. Rev. ...............................   NR/BBB-    5.700    11/15/18        1,000,000      1,000,590
Newton, KS (Newton) Hosp. Rev. ACA............................   NR/A       5.750    11/15/24          500,000        518,255
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC........................  Aaa/AAA     6.000    05/01/19          900,000        963,621
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. .....................  Aaa/AAA     5.500    09/01/25          235,000        247,627
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC................  Aaa/AAA     5.500    09/01/30          500,000        530,350
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. .......   NR/AAA     5.700    11/01/27        2,210,000      2,253,338
#Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref. .....   NR/A-      5.950    07/01/22        5,060,000      5,157,759
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref. ......   NR/A-      6.100    07/01/22          785,000        803,636
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC..........  Aaa/AAA     6.600    11/01/07        1,000,000      1,177,430
Riley Cty., KS (Colbert Hills Golf Project) ..................   NR/NR      5.550    05/01/23          890,000        892,990
Scott Cty, KS USD #466 FGIC...................................  Aaa/AAA     5.250    09/01/17          900,000        982,818
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care.....   NR/A       5.800    11/15/26        1,000,000      1,028,590
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA..........  Aaa/AAA     5.625    06/01/26        1,435,000      1,528,820
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA..........  Aaa/AAA     5.625    06/01/31        1,200,000      1,279,188
University of Kansas Hosp. Auth. AMBAC........................  Aaa/AAA     5.700    09/01/20          830,000        904,625
University of Kansas Hosp. Auth. AMBAC........................  Aaa/AAA     5.550    09/01/26        1,355,000      1,416,802
Wichita, KS (Via Christi Health System) Rev. .................   NR/A+      5.625    11/15/31        1,000,000      1,029,040
Wichita, KS (Via Christi Health System) Rev. .................   NR/A+      6.250    11/15/24        1,500,000      1,619,580
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA...............   NR/AA      7.000    03/01/05          260,000        265,850
Wichita, KS G.O. (Series 772) ................................   Aa/AA      4.500    09/01/17        1,315,000      1,331,109
Wichita, KS G.O. (Series 772) ................................   Aa/AA      4.500    09/01/18        1,375,000      1,384,213
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev. ..........   NR/BBB     5.850    12/01/25        1,000,000      1,005,340
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. ........   NR/AAA     5.650    07/01/16          990,000      1,009,869
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. .......   NR/AAA     5.700    07/01/22        2,000,000      2,041,820
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev. .....   NR/NR      6.250    03/01/28        1,750,000      1,654,100
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. ...........  Aaa/NR      6.125    08/20/28        1,900,000      1,990,421
Wichita, KS Public Building Commission Rev. ..................    A/AA      5.500    08/01/14          215,000        219,683
Wichita, KS Single Family Mrtge. Rev. Ref. ...................    A/NR      7.100    09/01/09          200,000        207,050
                                                                                                                 ------------
TOTAL KANSAS MUNICIPAL BONDS (COST: $89,694,210) ................................................................$ 92,833,464
                                                                                                                 ------------
SHORT-TERM SECURITIES (1.8%)
Wells Fargo National Tax-Free Money Market (COST: $1,694,805) ...................................................$  1,694,805
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $91,389,015) .............................................................$ 94,528,269
OTHER ASSETS LESS LIABILITIES....................................................................................  (1,393,816)
                                                                                                                 ------------
NET ASSETS.......................................................................................................$ 93,134,453
                                                                                                                 ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $91,389,015) .............  $ 94,528,269
     Variation margin on futures.........................................       362,500
     Accrued interest receivable.........................................     1,399,827
     Accrued dividends receivable........................................         1,403
     Cash................................................................        57,196
     Prepaid expenses....................................................        13,528
     Receivable for fund shares sold.....................................        21,046
                                                                         --------------
        Total Assets.....................................................  $ 96,383,769
                                                                         --------------
LIABILITIES
     Dividends payable...................................................  $    351,128
     Accrued expenses....................................................        74,522
     Security purchases payable..........................................     2,708,604
     Payable for fund shares redeemed....................................       115,062
                                                                         --------------
        Total Liabilities................................................  $  3,249,316
                                                                         --------------

NET ASSETS...............................................................  $ 93,134,453
                                                                         ==============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital.....................................................  $ 99,710,170
     Accumulated undistributed net realized gain (loss) on investments...    (8,296,901)
     Accumulated undistributed net realized gain (loss) on futures.......    (1,033,192)
     Unrealized appreciation on investments..............................     3,139,254
     Unrealized depreciation on futures..................................      (384,878)
                                                                         --------------
        Total amount representing net assets applicable to
        8,133,666 outstanding shares of no par common
        stock (unlimited shares authorized) .............................  $ 93,134,453
                                                                         ==============
Net asset value per share................................................  $      11.45
                                                                         ==============


The accompanying notes are an integral part of these financial statements.



STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest............................................................  $  2,592,294
     Dividends...........................................................        20,398
                                                                         --------------
         Total Investment Income.........................................  $  2,612,692
                                                                         --------------
EXPENSES
     Investment advisory fees............................................  $    239,887
     Service fees........................................................       119,943
     Transfer agent fees.................................................        50,535
     Accounting service fees.............................................        33,216
     Custodian fees......................................................         7,999
     Transfer agent out-of-pockets.......................................         6,447
     Professional fees...................................................         4,550
     Trustees fees.......................................................         3,385
     Insurance expense...................................................         6,880
     Reports to shareholders.............................................         3,575
     Registration and filing fees........................................         2,500
                                                                         --------------
         Total Expenses..................................................  $    478,917
      Less expenses waived or absorbed by the Fund's manager.............       (23,132)
                                                                         --------------
         Total Net Expenses..............................................  $    455,785
                                                                         --------------
NET INVESTMENT INCOME....................................................  $  2,156,907
                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions.............................................  $   (574,793)
     Futures transactions................................................    (1,033,192)
     Net change in unrealized appreciation (depreciation) of:
     Investments.........................................................      (725,723)
     Futures.............................................................      (384,878)
                                                                         --------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures.........................................  $ (2,718,586)
                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS................................................  $   (561,679)
                                                                         ==============

The accompanying notes are an integral part of these financial statements.




FINANCIAL STATEMENTS January 31, 2003
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2003 and the year ended July 31, 2002
--------------------------------------------------------------------------
                                                                         For The Six
                                                                         Months Ended                     For The
                                                                        January 31, 2003                 Year Ended
                                                                          (Unaudited)                   July 31, 2002
                                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................   $  2,156,907                    $  4,837,040
     Net realized gain (loss) on investment and futures transactions...     (1,607,985)                     (1,446,244)
     Net change in unrealized appreciation (depreciation) on
     investments and futures ..........................................     (1,110,601)                        237,016
                                                                       --------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Operations................................................   $   (561,679)                   $  3,627,812
                                                                       --------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.26 and $.55 per share, respectively) ..........................   $ (2,156,595)                   $ (4,836,558)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively)......              0                               0
                                                                       --------------------------------------------------
        Total Dividends and Distributions..............................   $ (2,156,595)                   $ (4,836,558)
                                                                       --------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................   $  3,079,414                    $  6,265,327
     Proceeds from reinvested dividends................................      1,365,761                       3,048,915
     Cost of shares redeemed...........................................     (7,584,134)                    (12,919,707)
                                                                       -------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions................................   $ (3,138,959)                   $ (3,605,465)
                                                                       -------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................   $ (5,857,233)                   $ (4,814,211)

NET ASSETS, BEGINNING OF PERIOD........................................     98,991,686                     103,805,897
                                                                       -------------------------------------------------
NET ASSETS, END OF PERIOD..............................................   $ 93,134,453                    $ 98,991,686
                                                                       =================================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS   January 31, 2003 (Unaudited)
------------------------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the six months ended January 31, 2003, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of January 31, 2003 totaling $7,721,519, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

          Year           Unexpired Capital Losses
          ----           ------------------------
          2003                   1,283,599
          2004                           0
          2005                   2,222,213
          2006                   1,671,432
          2007                           0
          2008                     531,392
          2009                     568,023
          2010                   1,444,860


          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $3,338 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.
          Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At January 31, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|                      |                   |    Number of         |       Valuation as       |  Unrealized Appreciation |
| Contracts to Sell    | Expiration Date   | Futures Contracts    |   of January 31, 2003    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2003       |        200           |         $362,500         |            ($384,878)    |
|-----------------------------------------------------------------------------------------------------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2003, there were unlimited shares of no par authorized; 8,133,666 and 8,403,584 shares were outstanding at January 31, 2003 and July 31, 2002, respectively.

          Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2003            Year Ended
                                                    (Unaudited)            July 31, 2002
                                             ---------------------------------------------
Shares sold..................................         264,099                  523,680
Shares issued on reinvestment of dividends...         117,129                  254,950
Shares redeemed..............................        (651,146)              (1,085,610)
                                             ---------------------------------------------
Net increase (decrease) .....................        (269,918)                (306,980)
                                             =============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $239,887 of investment advisory fees for the six months ended January 31, 2003. The Fund has a payable to Ranson Capital Corporation of $39,038 at January 31, 2003, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $96,811 of service fee expenses after partial waiver for the six months ended January 31, 2003. The Fund has a payable to Ranson of $15,430 at January 31, 2003, for service fees.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2003, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $50,535 of transfer agency fees and expenses for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $8,460 at January 31, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $33,216 of accounting service fees for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $5,568 at January 31, 2003, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $12,363,987 and $14,181,140, respectively, for the six months ended January
          31, 2003.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $91,389,015. The net unrealized appreciation of investments based on the cost was $3,139,254, which is comprised of $3,404,742 aggregate gross unrealized appreciation and $265,488 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2003     July 31,     July 31,     July 31,     July 30,     July 31,
                                            (Unaudited)          2002        2001         2000          1999         1998
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  11.78          $  11.92    $  11.58     $  11.98      $  12.15     $  12.42
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income................  $    .26          $    .55    $    .58     $    .59      $    .58     $    .60
    Net realized and unrealized gain
    (loss) on investment and
    futures transactions.................      (.33)             (.14)        .34         (.40)         (.17)        (.27)
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations............  $   (.07)         $    .41    $    .92     $    .19      $    .41     $    .33
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $   (.26)         $   (.55)   $   (.58)    $   (.59)     $   (.58)    $   (.60)
     Distributions from net capital
     gains...............................       .00               .00         .00          .00           .00          .00
                                         -----------------------------------------------------------------------------------
        Total Distributions..............  $   (.26)         $   (.55)   $   (.58)    $   (.59)     $   (.58)    $   (.60)
                                         -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $  11.45          $  11.78    $  11.92     $  11.58      $  11.98     $  12.15
                                         ===================================================================================
Total Return.............................     (1.18)%(A)(C)      3.48%(A)    8.13%(A)     1.69%(A)      3.44%(A)     2.76%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .........................  $ 93,134          $ 98,992    $103,806     $103,555      $115,882     $120,024
     Ratio of net expenses (after
     expense assumption) to
     average net assets..................      0.95%(B)(C)       0.95%(B)    0.95%(B)     0.95%(B)      0.95%(B)     0.95%(B)
     Ratio of net investment
     income to average net assets........      4.50%(C)          4.61%       4.94%        5.07%         4.80%        4.93%
     Portfolio turnover rate.............     13.38%             5.74%      10.28%        8.21%        13.54%       26.68%


(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/waived expenses of $23,132, $22,656, $37,939, $38,581, $23,429, and $3,901,
     respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.00%, 0.97%, 0.99%, 0.99%, 0.97%, and 0.95%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


THE KANSAS INSURED INTERMEDIATE FUND
------------------------------------
DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations for The Kansas Insured Intermediate Fund (the "Fund") for the six months ended January 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for
2002.   The bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Increased spending on the war on terrorism and a decline in tax revenue have widened the budget deficit, forcing the government to sell more debt to finance the shortfall. We continue to watch carefully as this deficit could reach record levels.

Monetary reflation has provided powerful support to the economy. In November 2002, the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty-year lows. The decline of the U.S. Dollar and the swing from surplus to deficit in the Federal budget are areas of concern. These measures will be key to bond performance over the coming months.

Diversification remains an important strategy of the Fund as reflected of the forty-eight issues in the portfolio. Income exempt from Federal and Kansas income taxes with preservation of capital remain the primary objectives of the Fund.

Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President


January 31, 2003 (Unaudited)
----------------------------

TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE & COMPOSITION
-------------------------
Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]
AAA                  100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
------------------------
(as a % of Net Assets)
[pie chart]
HC-Health Care     29.6%
H-Housing          25.4%
S-School           23.2%
W/S-Water/Sewer     8.5%
G-Government        8.3%
U-Utilities         4.3%
O-Other             0.7%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

                 The Kansas Insured       The Kansas Insured
                 Intermediate Fund        Intermediate Fund           Lehman Brothers Municipal
                 w/o sales charge        w/ max sales charge        Seven-Year Maturity Bond Index
--------------------------------------------------------------------------------------------------
11/23/92             $10,000                  $ 9,725                           $10,000
1993                 $10,829                  $10,531                           $10,694
1994                 $11,025                  $10,722                           $10,982
1995                 $11,656                  $11,335                           $11,868
1996                 $12,326                  $11,987                           $12,471
1997                 $12,912                  $12,557                           $13,548
1998                 $13,321                  $12,955                           $14,260
1999                 $13,815                  $13,435                           $14,729
2000                 $14,112                  $13,724                           $15,405
2001                 $15,062                  $14,648                           $16,819
2002                 $15,682                  $15,251                           $18,018
01/31/03             $15,695                  $15,264                           $18,605

                                             Average Annual Total Returns
                                          For periods ending January 31, 2003
                                          -----------------------------------
                                                                                    Since Inception
                                1 year         5 year            10 year           (November 23, 1992)
------------------------------------------------------------------------------------------------------
Without sales charge            1.24%          3.69%              4.44%                   4.52%
With sales charge (2.75%)      (1.54)%         3.12%              4.15%                   4.24%
------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------

07-31-2002 NAV (share value)              $11.91
01-31-2003 NAV                            $11.68
Average Maturity                           8.9 years
Number of Issues                           48
Total Net Assets                          $18,744,992

MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.



INDEPENDENT TRUSTEES
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee        Since January 1996  Retired; Attorney; Director,         9                 None
904 NW 27th                                                Integrity Mutual Funds, Inc
Minot, ND 58703                                            (formerly known as ND Holdings,
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee        Since January 1996  Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                                          & Dobrovolny, P.C.; Director,                     Western Bank &
Ste. 305                                                   ND Tax-Free Fund, Inc.                                 Trust
Minot, ND 58701                                            (since April 1995), ND
67                                                         Insured Income Fund, Inc.
                                                           (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc.
                                                           (since April 1995), South
                                                           Dakota Tax-Free Fund, Inc.
                                                           (since April 1995), Integrity
                                                           Fund of Funds, Inc. (since
                                                           April 1995), Integrity Small-
                                                           Cap Fund of Funds, Inc. (since
                                                           September 1998); Director, First
                                                           Western Bank & Trust.

R. James Maxson
Town & Country Center   Trustee       Since January 1999  Attorney, Maxson Law Office           9                   None
1015 S Bdwy, Suite 15                                     (since November 2002),
Minot, ND 58701                                           Attorney, McGee, Hankla,
55                                                        Backes & Dobrovolny, P.C. (April
                                                          2000 to November 2002); Attorney,
                                                          Farhart, Lian and Maxson, P.C.
                                                          (March 1976 to March 2000); ND
                                                          Tax-Free Fund, Inc. (since January
                                                          1999), Montana Tax-Free Fund,
                                                          Inc. (since January 1999), South
                                                          Dakota Tax-Free Fund, Inc. (since
                                                          January 1999), Integrity Fund of
                                                          Funds, Inc. (since January 1999),
                                                          Integrity Small-Cap Fund of Funds,
                                                          Inc. (since January 1999).
----------------------

The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


   The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist    Vice President     Since January 1996  Attorney; Director and Vice          5            Director, ARM
1 North Main        and Secretary                          President, Integrity Mutual                         Securities
Minot, ND 58703                                            Funds, Inc. (formerly known as                      Corporation
68                                                         ND Holdings, Inc.); Director,
                                                           Vice President and Secretary,
                                                           ND Money Management, Inc.,
                                                           ND Capital, Inc., ND Resources,
                                                           Inc., ND Tax-Free Fund, Inc.,
                                                           ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc.,
                                                           South Dakota Tax-Free Fund,
                                                           Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of
                                                           Funds, Inc. (since September
                                                           1998), The Ranson Company, Inc.
                                                           (January 1996 to February 1997),
                                                           Ranson Capital Corporation (since
                                                           January 1996), and Director,
                                                           ARM Securities Corporation (since
                                                           May 2000).

**Robert E. Walstad   Trustee,         Since January 1996  Director (since September 1987),     9             Director, ARM
1 North Main          Chairman,                            President (September 1987 to                         Securities
Minot, ND 58703       President,                           October 2001) (since September 2002),               Corporation;
58                    and Treasurer                        Integrity Mutual Funds, Inc.                       Director, Magic
                                                           (formerly known as ND Holdings,                       Internet
                                                           Inc.); Director, President and                        Services,
                                                           Treasurer, ND Money Management,                    Inc.; Director,
                                                           Inc., ND Capital, Inc., ND                        Capital Financial
                                                           Resources, Inc., ND Tax-Free Fund,                  Services, Inc.
                                                           Inc., ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc.,
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc.; Trustee, Chairman, President,
                                                           and Treasurer, Ranson Managed
                                                           Portfolios; Director, President,
                                                           CEO, and Treasurer, The Ranson
                                                           Company, Inc. (January 1996 to
                                                           February 1997), and Ranson Capital
                                                           Corporation; Director (since
                                                           October 1999), President (October
                                                           1999 to October 2001), Magic
                                                           Internet Services, Inc.; Director
                                                           (since May 2000), President (May
                                                           2000 to October 2001) (since
                                                           September 2002), ARM Securities
                                                           Corporation; Director, CEO, Chairman
                                                           (since January 2002), President
                                                           (since September 2002), Capital
                                                           Financial Services, Inc.
-----------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


INDEPENDENT TRUSTEES

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



SCHEDULE OF INVESTMENTS January 31, 2003 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                        RATING    COUPON                    PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                  MOODY'S/S&P   RATE     MATURITY         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (103.7%)
Butler Cty., KS (Circle) USD #375 FSA.........................  Aaa/NR      5.000%   09/01/13      $   500,000    $   527,115
Chisholm Creek Util. Auth. (Bel Aire &
Park City, KS Pj.) MBIA.......................................  Aaa/NR      5.250    09/01/16          770,000        826,641
Derby, KS Water System Rev. AMBAC.............................  Aaa/NR      4.400    10/01/15          185,000        184,630
Derby, KS Water System Rev. AMBAC.............................  Aaa/NR      4.150    10/01/13          105,000        104,783
Derby, KS Water System Rev. AMBAC.............................  Aaa/NR      4.250    10/01/14          135,000        134,702
Derby, KS Water System Rev. AMBAC.............................  Aaa/NR      4.500    10/01/16          195,000        194,885
Derby, KS Water System Rev. AMBAC.............................  Aaa/NR      4.750    10/01/17          155,000        154,988
Dodge, KS USD #443 Unltd. General Obligation FSA..............  Aaa/AAA     5.750    09/01/13          100,000        113,090
Johnson Cty., KS Community College Student
Commons & Parking AMBAC.......................................  Aaa/AAA     5.000    11/15/19          235,000        244,066
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA..................  Aaa/AAA     5.200    09/01/10          480,000        527,371
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC...............  Aaa/AAA     5.700    08/01/03          250,000        255,000
Kansas City, KS Special Obligation Escrowed...................   NR/AAA     6.000    02/15/03           50,000         50,112
Kingman Cty., KS USD #331 FGIC................................  Aaa/AAA     5.500    10/01/12          250,000        273,085
KS Devl. Finance Auth. (Wichita Univ.) AMBAC..................  Aaa/AAA     5.900    04/01/15          305,000        341,405
KS Devl. Finance Auth. (Dept. Admin. 7th &
Harrison PJ) AMBAC............................................  Aaa/AAA     5.500    12/01/13          375,000        400,147
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA............  Aaa/NR      5.200    11/15/08          375,000        414,754
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA............  Aaa/NR      5.300    11/15/09          375,000        413,944
KS Devl. Finance Auth. (Park Apts.)
Multifamily Hsg. Rev. FNMA....................................   NR/AAA     5.700    12/01/09          325,000        341,919
#KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA..........................................  Aaa/AAA     5.700    11/15/08          450,000        498,816
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA...  Aaa/AAA     5.600    11/15/07          100,000        111,792
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA...  Aaa/AAA     5.750    11/15/12          845,000        953,473
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA............  Aaa/AAA     5.500    10/01/05          250,000        265,182
KS State Turnpike Auth. Rev. FGIC.............................  Aaa/AAA     5.450    09/01/10          200,000        213,572
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA..........  Aaa/AAA     5.400    11/15/04          155,000        166,538
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ASGUA......   NR/AAA^    6.050    02/01/06          350,000        357,000
*Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA...............................................   NR/AAA^    5.875    02/01/04          500,000        506,750
Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA...............................................   NR/AAA^    5.950    02/01/05          250,000        255,000
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA..........   NR/AAA     5.000    10/01/14          605,000        603,354
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA..........   NR/AAA     5.180    10/01/23          445,000        425,740
Olathe, KS (Evangelical Lutheran Good Samaritan Soc.) AMBAC...  Aaa/AAA     5.500    05/01/03          110,000        111,436
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC................  Aaa/AAA     5.125    09/01/12          500,000        512,305
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA...   NR/AAA     5.250    11/01/12          485,000        493,473
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA...............  Aaa/NR      5.500    09/01/15          250,000        270,705
Sedgwick Cty., KS USD #259 FSA................................  Aaa/AAA     4.375    10/01/15          600,000        610,752
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA.....  Aaa/NR      5.000    09/01/14          485,000        513,227
*Shawnee Cty., KS USD #501 (Topeka) G.O. FGIC.................  Aaa/AAA     5.550    02/01/07          820,000        820,000
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.)
Rev. FNMA COL. ...............................................   NR/AAA     5.250    10/01/14          500,000        499,950
Topeka\Shawnee Cty., KS Public Library G.O. Refunding AMBAC...  Aaa/NR      2.500    09/01/03          190,000        192,103
*University of Kansas Hosp. Auth. AMBAC.......................  Aaa/AAA     5.500    09/01/15        1,000,000      1,063,170
Washburn Univ. (Living Learning Ctr) Bld. Rev. AMBAC..........  Aaa/AAA     5.350    07/01/11          105,000        115,496
Wellington, KS Utility Rev. AMBAC.............................  Aaa/AAA     5.000    05/01/12          250,000        262,048
Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA............................................  Aaa/AAA     6.000    10/01/03          250,000        255,625
#Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA............................................  Aaa/AAA     6.100    10/01/04          775,000        786,873
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA...............   NR/AAA^    7.000    03/01/05           85,000         86,913
Wichita, KS G.O. (Series 772) FGIC............................  Aaa/AAA     4.100    09/01/14        1,155,000      1,156,686
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA...   NR/AAA     5.375    07/01/10          625,000        645,475
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA......   Aa/AAA     5.250    10/01/12          615,000        634,391
Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA....  Aaa/AAA     5.125    09/01/13          500,000        542,085
                                                                                                                  -----------
TOTAL KANSAS MUNICIPAL BONDS (COST: $18,815,899) .................................................................$19,432,567
                                                                                                                  -----------
SHORT-TERM SECURITIES (3.8%)
Wells Fargo National Tax-Free Money Market........................................................................$   651,000
Dreyfus Tax Exempt Cash Management #2.............................................................................     54,141
                                                                                                                  -----------
TOTAL SHORT-TERM SECURITIES (COST: $705,141) .....................................................................$   705,141
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $19,521,040) ..............................................................$20,137,708
OTHER ASSETS LESS LIABILITIES..................................................................................... (1,392,716)
                                                                                                                  -----------
NET ASSETS........................................................................................................$18,744,992
                                                                                                                  ===========

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

^ Indicates Duff & Phelps rating.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $19,521,040) ............  $  20,137,708
     Accrued interest receivable........................................        320,169
     Accrued dividends receivable.......................................            456
     Cash...............................................................          1,815
     Variation margin on futures........................................         63,438
     Prepaid expenses...................................................          5,675
                                                                          -------------
        Total Assets....................................................  $  20,529,261
                                                                          -------------
LIABILITIES
     Dividends payable..................................................  $      62,969
     Accrued expenses...................................................         10,481
     Security purchases payable.........................................      1,710,819
                                                                          -------------
        Total Liabilities...............................................  $   1,784,269
                                                                          -------------

NET ASSETS..............................................................  $  18,744,992
                                                                          =============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital....................................................  $  19,461,401
     Accumulated undistributed net realized gain (loss) on investments..     (1,100,000)
     Accumulated undistributed net realized gain (loss) on futures......       (164,630)
     Unrealized appreciation on investments.............................        616,668
     Unrealized depreciation on futures.................................        (68,447)
                                                                          -------------
        Total amount representing net assets applicable to
        1,605,347 outstanding shares of no par common
        stock (unlimited shares authorized) ............................  $  18,744,992
                                                                          =============
Net asset value per share...............................................  $       11.68
                                                                          =============

The accompanying notes are an integral part of these financial statements.



STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $     445,235
     Dividends..........................................................          5,585
                                                                          -------------
        Total Investment Income.........................................  $     450,820
                                                                          -------------
EXPENSES
     Investment advisory fees...........................................  $      46,778
     Transfer agent fees................................................         13,388
     Accounting service fees............................................         16,454
     Custodian fees.....................................................          2,358
     Transfer agent out-of-pockets......................................            548
     Professional fees..................................................          3,100
     Trustees fees......................................................          1,271
     Reports to shareholders............................................          1,091
     Registration and filing fees.......................................            857
     Insurance expense..................................................          1,006
                                                                          -------------
        Total Expenses..................................................  $      86,851
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (16,684)
                                                                          -------------
        Total Net Expenses..............................................  $      70,167
                                                                          -------------
NET INVESTMENT INCOME...................................................  $     380,653
                                                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $          38
     Futures transactions...............................................       (164,630)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................       (140,415)
     Futures............................................................        (68,447)
                                                                          -------------
        Net Realized And Unrealized Gain (Loss) On
        Investments And Futures.........................................  $    (373,454)
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $       7,199
                                                                          =============

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2003 and the year ended July 31, 2002
--------------------------------------------------------------------------
                                                                         For The Six
                                                                         Months Ended                     For The
                                                                        January 31, 2003                 Year Ended
                                                                          (Unaudited)                   July 31, 2002
                                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................  $    380,653                   $    819,059
     Net realized gain (loss) on investment and futures transactions...      (164,592)                      (179,745)
     Net change in unrealized appreciation (depreciation)
     on investments and futures........................................      (208,862)                       146,684
                                                                       ---------------------------------------------------
        Net Increase (Decrease) in Net Assets
        Resulting From Operations......................................  $      7,199                   $    785,998
                                                                       ---------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.24 and $.50 per share,
     respectively) ....................................................  $   (380,495)                  $   (818,741)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) .....             0                              0
                                                                       ---------------------------------------------------
        Total Dividends and Distributions..............................  $   (380,495)                  $   (818,741)
                                                                       ---------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................  $  1,162,337                   $  2,399,991
     Proceeds from reinvested dividends................................       210,185                        437,354
     Cost of shares redeemed...........................................      (886,951)                    (2,899,908)
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions................................  $    485,571                   $    (62,563)
                                                                       ---------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................  $    112,275                   $    (95,306)

NET ASSETS, BEGINNING OF PERIOD........................................    18,632,717                     18,728,023
                                                                       ---------------------------------------------------
NET ASSETS, END OF PERIOD..............................................  $ 18,744,992                   $ 18,632,717
                                                                       ===================================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS  January 31, 2003 (Unaudited)
-----------------------------------------------------------

NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the six months ended January 31, 2003, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of January 31, 2003 totaling $1,099,744, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.


          Year                 Unexpired Capital Losses
          ----                 ------------------------
          2003                        228,034
          2004                              0
          2005                        411,602
          2006                        125,539
          2007                         27,107
          2008                         49,698
          2009                         78,788
          2010                        178,976

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $1,769 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.
          Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At January 31, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|                      |                   |    Number of         |       Valuation as       |  Unrealized Appreciation |
| Contracts to Sell    | Expiration Date   | Futures Contracts    |   of January 31, 2003    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2003       |         35           |         $63,438          |            ($68,447)     |
|-----------------------------------------------------------------------------------------------------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2003, there were unlimited shares of no par authorized; 1,605,347 and 1,564,311 shares were outstanding at January 31, 2003 and July 31, 2002, respectively.

          Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2003            Year Ended
                                                    (Unaudited)            July 31, 2002
                                             ---------------------------------------------
Shares sold..................................          98,402                  200,144
Shares issued on reinvestment of dividends...          17,785                   36,499
Shares redeemed..............................         (75,151)                (242,482)
                                             ---------------------------------------------
Net increase (decrease) .....................          41,036                   (5,839)
                                             =============================================

NOTE 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $30,094 of investment advisory fees after partial waiver for the six months ended January 31, 2003. Certain officers and trustees of the Fund are also officers and directors of the investment adviser. The Fund has a payable to Ranson Capital Corporation, Inc. of $5,178 at January 31, 2003 for investment advisory fees.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2003, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $13,388 of transfer agency fees and expenses for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $2,255 at January 31, 2003 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,454 of accounting service fees for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $2,771 at January 31, 2003 for accounting service fees.

NOTE 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,533,134 and $1,130,000, respectively, for the six months ended January 31, 2003.

NOTE 6.   INVESTMENT IN SECURITIES
          At January 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,521,040. The net unrealized appreciation of investments based on the cost was $616,668, which is comprised of $659,913 aggregate gross unrealized appreciation and $43,245 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2003     July 31,     July 31,     July 31,     July 30,     July 31,
                                            (Unaudited)          2002        2001         2000          1999         1998
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  11.91          $  11.93    $  11.69      $  11.98     $  12.07     $  12.23
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income................  $    .24          $    .50    $    .53      $    .54     $    .53     $   .54
    Net realized and unrealized gain
    (loss) on investment and futures
    transactions.........................      (.23)             (.02)        .24          (.29)        (.09)       (.16)
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations............  $    .01          $    .48    $    .77      $    .25     $    .44     $   .38
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $   (.24)         $   (.50)   $   (.53)     $   (.54)    $   (.53)    $  (.54)
     Distributions from net
     capital gains.......................       .00               .00         .00           .00          .00         .00
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $   (.24)         $   (.50)   $   (.53)     $   (.54)    $   (.53)    $  (.54)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $  11.68          $  11.91    $  11.93      $  11.69     $  11.98     $ 12.07
                                         ====================================================================================
Total Return.............................      0.17%(A)(C)       4.12%(A)    6.73%(A)      2.15%(A)     3.70%(A)    3.17%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .........................  $ 18,745          $ 18,633    $ 18,728      $ 19,028     $ 21,333     $ 20,585
     Ratio of net expenses (after
     expense assumption) to average
     net assets..........................      0.75%(B)(C)       0.75%(B)    0.75%(B)      0.75%(B)     0.75%(B)    0.75%(B)
     Ratio of net investment income to
     average net assets..................      4.07%(C)          4.20%      4.49%          4.58%        4.39%       4.42%
     Portfolio turnover rate.............      6.32%             9.04%     18.49%         11.07%       16.34%      25.46%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/waived expenses of $16,684, $30,501, $31,627, $30,414, $29,229, and $13,708,
     respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.93%, 0.91%, 0.92%, 0.90%, 0.89%, and 0.82%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



THE NEBRASKA MUNICIPAL FUND
---------------------------
DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations for The Nebraska Municipal Fund (the "Fund") for the six months ended January 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for 2002. The bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Increased spending on the war on terrorism and a decline in tax revenue have widened the budget deficit, forcing the government to sell more debt to finance the shortfall. We continue to watch carefully as this deficit could reach record levels.

Monetary reflation has provided powerful support to the economy. In November 2002, the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty-year lows. The decline of the U.S. Dollar and the swing from surplus to deficit in the Federal budget are areas of concern. These measures will be key to bond performance over the coming months.

Diversification remains an important strategy of the Fund as reflected by the ratings of the eighty issues in the portfolio. Portfolio quality for the six months ended were represented as follows: AAA 54.0%, AA+ 8.4%, AA 20.2%, A 4.7%, BBB+ 2.0%, and NR 10.7%. Income exempt from Federal and Nebraska income taxes with preservation of capital remain the primary objectives of the Fund.




Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President



January 31, 2003 (Unaudited)
----------------------------

TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.



PERFORMANCE & COMPOSITION
-------------------------
Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]

AAA                              54.0%
AA                               28.6%
A                                 4.7%
BBB                               2.0%
NR                               10.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
------------------------
(as a % of Net Assets)
[pie chart]

S-School                         36.1%
HC-Health Care                   19.7%
H-Housing                        16.2%
I-Industrial                      8.2%
O-Other                           8.2%
W/S-Water/Sewer                   5.0%
U-Utilities                       4.4%
C/L-COP/Lease                     2.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

                 The Nebraska Municipal         The Nebraska Municipal            The Lehman Brothers
                 Fund w/o sales charge         Fund w/ max sales charge          Municipal Bond Index
------------------------------------------------------------------------------------------------------
11/17/93               $10,000                         $ 9,575                           $10,000
1994                   $ 9,773                         $ 9,357                           $ 9,892
1995                   $10,471                         $10,026                           $10,672
1996                   $11,071                         $10,600                           $11,376
1997                   $11,909                         $11,402                           $12,544
1998                   $12,380                         $11,853                           $13,295
1999                   $12,853                         $12,306                           $13,677
2000                   $13,146                         $12,588                           $14,268
2001                   $14,463                         $13,848                           $15,707
2002                   $15,051                         $14,411                           $16,761
01/31/03               $15,048                         $14,408                           $17,290


                                             Average Annual Total Returns
                                          For periods ending January 31, 2003
                                          -----------------------------------
                                                                                   Since Inception
                                1 year         5 year           10 year          (November 17, 1993)
----------------------------------------------------------------------------------------------------
Without sales charge             0.79%          4.30%             N/A                    4.54%
With sales charge (4.25%)       (3.49%)         3.40%             N/A                    4.04%
----------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------
07-31-2002 NAV (share value)          $11.17
01-31-2003 NAV                        $10.93
Average Maturity                       17.7 years
Number of Issues                       80
Total Net Assets                      $37,423,335


MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.


INDEPENDENT TRUSTEES
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee        Since January 1996  Retired; Attorney; Director,         9                 None
904 NW 27th                                                Integrity Mutual Funds, Inc
Minot, ND 58703                                            (formerly known as ND Holdings,
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee        Since January 1996  Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                                          & Dobrovolny, P.C.; Director,                     Western Bank &
Ste. 305                                                   ND Tax-Free Fund, Inc.                                 Trust
Minot, ND 58701                                            (since April 1995), ND
67                                                         Insured Income Fund, Inc.
                                                           (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc.
                                                           (since April 1995), South
                                                           Dakota Tax-Free Fund, Inc.
                                                           (since April 1995), Integrity
                                                           Fund of Funds, Inc. (since
                                                           April 1995), Integrity Small-
                                                           Cap Fund of Funds, Inc. (since
                                                           September 1998); Director, First
                                                           Western Bank & Trust.

R. James Maxson
Town & Country Center   Trustee       Since January 1999  Attorney, Maxson Law Office           9                   None
1015 S Bdwy, Suite 15                                     (since November 2002),
Minot, ND 58701                                           Attorney, McGee, Hankla,
55                                                        Backes & Dobrovolny, P.C. (April
                                                          2000 to November 2002); Attorney,
                                                          Farhart, Lian and Maxson, P.C.
                                                          (March 1976 to March 2000); ND
                                                          Tax-Free Fund, Inc. (since January
                                                          1999), Montana Tax-Free Fund,
                                                          Inc. (since January 1999), South
                                                          Dakota Tax-Free Fund, Inc. (since
                                                          January 1999), Integrity Fund of
                                                          Funds, Inc. (since January 1999),
                                                          Integrity Small-Cap Fund of Funds,
                                                          Inc. (since January 1999).
----------------------

The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


   The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist    Vice President     Since January 1996  Attorney; Director and Vice          5            Director, ARM
1 North Main        and Secretary                          President, Integrity Mutual                         Securities
Minot, ND 58703                                            Funds, Inc. (formerly known as                      Corporation
68                                                         ND Holdings, Inc.); Director,
                                                           Vice President and Secretary,
                                                           ND Money Management, Inc.,
                                                           ND Capital, Inc., ND Resources,
                                                           Inc., ND Tax-Free Fund, Inc.,
                                                           ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc.,
                                                           South Dakota Tax-Free Fund,
                                                           Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of
                                                           Funds, Inc. (since September
                                                           1998), The Ranson Company, Inc.
                                                           (January 1996 to February 1997),
                                                           Ranson Capital Corporation (since
                                                           January 1996), and Director,
                                                           ARM Securities Corporation (since
                                                           May 2000).

**Robert E. Walstad   Trustee,         Since January 1996  Director (since September 1987),     9             Director, ARM
1 North Main          Chairman,                            President (September 1987 to                         Securities
Minot, ND 58703       President,                           October 2001) (since September 2002),               Corporation;
58                    and Treasurer                        Integrity Mutual Funds, Inc.                       Director, Magic
                                                           (formerly known as ND Holdings,                       Internet
                                                           Inc.); Director, President and                        Services,
                                                           Treasurer, ND Money Management,                    Inc.; Director,
                                                           Inc., ND Capital, Inc., ND                        Capital Financial
                                                           Resources, Inc., ND Tax-Free Fund,                  Services, Inc.
                                                           Inc., ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc.,
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc.; Trustee, Chairman, President,
                                                           and Treasurer, Ranson Managed
                                                           Portfolios; Director, President,
                                                           CEO, and Treasurer, The Ranson
                                                           Company, Inc. (January 1996 to
                                                           February 1997), and Ranson Capital
                                                           Corporation; Director (since
                                                           October 1999), President (October
                                                           1999 to October 2001), Magic
                                                           Internet Services, Inc.; Director
                                                           (since May 2000), President (May
                                                           2000 to October 2001) (since
                                                           September 2002), ARM Securities
                                                           Corporation; Director, CEO, Chairman
                                                           (since January 2002), President
                                                           (since September 2002), Capital
                                                           Financial Services, Inc.
-----------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.



INDEPENDENT TRUSTEES

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



SCHEDULE OF INVESTMENTS January 31, 2003 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                        RATING    COUPON                    PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                  MOODY'S/S&P   RATE     MATURITY         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (96.0%)
Adams Cty., NE Hosp. Auth. #001 (Mary Lanning
Memorial Hosp.) ASGUA.........................................   NR/AA      5.300%   12/15/18     $    250,000   $    258,690
Cass Cty, NE School Dist. #056 (Conestoga Public Schools).....   NR/NR      6.150    12/15/20          250,000        269,602
Columbus Community Hospital Platte Cty, NE Asset Guaranty.....   NR/AA      5.650    05/01/12          100,000        110,585
Columbus Community Hospital Platte Cty, NE Asset Guaranty.....   NR/AA      6.150    05/01/30          250,000        274,915
*Dakota Cty., NE SD #011 (South Sioux City
Community Schools) G.O. MBIA..................................  Aaa/AAA     6.100    06/15/20        1,000,000      1,079,060
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA.......  Aaa/AAA     5.350    12/15/26          500,000        516,100
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O. .........Baa-3/BBB     5.650    02/01/22          700,000        705,684
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA..........  Aaa/NR      5.500    12/15/20        1,000,000      1,086,040
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA............  Aaa/AAA     5.375    11/15/15          275,000        293,180
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA............  Aaa/AAA     5.500    11/15/21          340,000        356,249
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC..  Aaa/AAA     5.250    09/01/21          250,000        252,892
Douglas Cty., NE Hosp. Auth. #002 (Archbishop
Bergan) Rev. MBIA.............................................  Aaa/AAA     6.000    11/15/15          125,000        136,850
Douglas Cty., NE Hosp. Auth. #002 (Bethphage Project) Rev.....   NR/NR      5.400    02/01/13          120,000        121,570
Douglas Cty., NE School Dist. #001............................   Aa/AAA     5.625    12/15/19          250,000        270,890
Douglas Cty., NE School Dist. #010 (Elkhorn Public Schools)...   NR/A+      5.050    12/15/22          150,000        151,329
#Douglas Cty., NE School Dist. #010 (Elkhorn) G.O. FSA........  Aaa/AAA     5.500    12/15/20          750,000        805,155
Douglas Cty., NE School Dist. #066 (Westside
Comm. Schools) G.O. .......................................... Aa-3/AA-     5.000    12/01/17          150,000        154,189
Douglas Cty., NE SID #240 (LeBea) Ref. G.O. ..................   NR/NR      5.900    10/15/16          100,000         99,608
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O. ..............   NR/NR      5.750    08/15/17          200,000        201,000
Douglas Cty., NE SID #397 (Linden Estates II) ................   NR/NR      5.600    07/15/18          265,000        267,541
Douglas Cty., NE SID #397 (Linden Estates II) ................   NR/NR      5.600    07/15/19          280,000        282,190
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev. ...   NR/NR      6.400    10/01/07          100,000        103,825
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev. ...   NR/NR      6.750    10/01/14          200,000        207,272
Grand Island, NE Sewer Syst. Rev. ............................    A/NR      6.000    04/01/14          550,000        593,422
Great Plains Regional Med. Cntr. North Platte
Hosp. Rev. Asset Guaranty.....................................   NR/AA      5.450    11/15/22          750,000        784,515
Kearney Cty., NE Highway Allocation Fund AMBAC................  Aaa/NR      5.350    06/15/21          100,000        104,706
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA.......  Aaa/AAA     5.375    06/01/19        1,400,000      1,475,628
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. ........   NR/NR      5.700    02/01/11          100,000        101,211
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. ........   NR/NR      5.800    02/01/12          175,000        176,584
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)...   Aa/AAA     5.250    01/15/21          500,000        527,515
Lancaster Cty., NE School Dist. #1
(Lincoln Public Schools) G.O. ................................   Aa/AAA     5.250    01/15/22          500,000        522,420
#Lancaster Cty., NE School Dist. #145
(Waverly Public Schools) AMBAC................................  Aaa/AAA     5.500    12/01/20        1,240,000      1,312,069
Lincoln Cty., NE School Dist. #005
(Sutherland Public Schools) FSA...............................  Aaa/NR      5.000    12/15/20          225,000        230,920
Lincoln, NE Water Rev. .......................................   Aa/AA+     5.000    08/15/22          575,000        588,777
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev. .......   Aa/AA+     5.800    10/15/18          475,000        521,754
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev. ......   Aa/AA+     5.875    10/15/23          850,000        931,523
Madison Cty., NE Hosp. Auth. #001 (Faith
Regl. Hlth. Svcs.) Rev. ASGUA.................................   NR/AA      5.350    07/01/18          250,000        261,527
NE Educ. Finance Auth. (Concordia Teachers College) Rev. .....   NR/NR      5.900    12/15/15          100,000        100,500
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC...........  Aaa/AAA     5.950    01/01/11          300,000        330,852
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O. ..   NR/NR      5.550    06/15/18          500,000        504,085
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured...   NR/AA      5.500    04/01/27        1,000,000      1,041,940
NE Hgr. Educ. Loan Program B Rev. MBIA........................  Aaa/AAA     6.000    06/01/28          100,000        105,962
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA...........  Aaa/AAA     6.400    06/01/13          300,000        328,980
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA...........  Aaa/AAA     6.450    06/01/18          400,000        460,156
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA...........  Aaa/AAA     6.250    06/01/18          800,000        904,272
*NE Hgr. Educ. Loan Program Student Loan MBIA.................  Aaa/AAA     5.875    06/01/14        1,310,000      1,381,788
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev. ....   Aa/AA      5.125    12/01/17          200,000        205,646
NE Invmt. Finance Auth. (Childrens
Healthcare Svcs) Facs. Rev. ..................................  Aaa/AAA     5.500    08/15/17          410,000        442,181
#NE Invmt. Finance Auth. (Childrens
Healthcare Svcs.) Rev. AMBAC..................................  Aaa/AAA     5.500    08/15/27        1,000,000      1,061,820
NE Invmt. Finance Auth. (Great Plains Regl.
Medl. Ctr.) ASGUA.............................................   NR/AA      5.450    11/15/17          400,000        424,928
NE Invmt. Finance Auth. (Great Plains Regl.
Medl. Ctr.) Rev. ASGUA........................................   NR/AA      6.500    05/15/14          300,000        322,926
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA..........................................   Aa/NR      6.800    12/01/15          305,000        313,824
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA..........................................   Aa/NR      6.850    12/01/25          525,000        540,509
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev. ........  Aaa/AAA     5.600    04/01/07          165,000        175,938
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA............   NR/AAA     6.200    06/01/28          495,000        508,771
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA............   NR/AAA     6.000    06/01/17          460,000        479,918
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA............   NR/AAA     6.100    06/01/29          500,000        514,740
*NE Invmt. Finance Auth. Single Family Hsg. Rev. .............   NR/AAA     6.600    09/01/20          375,000        386,689
*NE Invmt. Finance Auth. Single Family Hsg. Rev. .............   NR/AAA     6.300    09/01/28        1,105,000      1,139,874
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll. ........   NR/AAA     6.300    03/01/17          100,000        102,752
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA......   NR/AAA     6.500    09/01/18          400,000        413,192
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA........   NR/AAA     6.150    03/01/09          100,000        103,519
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA.....   NR/AAA     6.400    09/01/26          250,000        259,880
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA..........   NR/AAA     6.200    09/01/17          250,000        264,110
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA..........   NR/AAA     6.250    03/01/21          300,000        310,086
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA.....   NR/AAA     6.250    09/01/28          155,000        160,329
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA.....   NR/AAA     6.300    09/01/30          220,000        230,298
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA.......   NR/AAA     7.300    09/01/26          155,000        160,468
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev. ......   NR/NR      6.375    06/01/17          770,000        809,801
Omaha, NE (Riverfront Project) Special Obligation.............   Aa/AA      5.500    02/01/29        1,000,000      1,075,850
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev. .... Aa-1/AA+     5.700    09/15/15          750,000        812,048
Omaha, NE Public Power Dist. Elec. Syst. Rev. ................   Aa/AA      5.200    02/01/22          500,000        517,150
Omaha, NE Public Power Dist. Elec. Syst. Rev. ................   NR/AA      6.000    02/01/15          330,000        375,830
Omaha, NE Public Power Dist. Elec. Syst. Rev. ................   Aa/NR      6.200    02/01/17          650,000        769,821
Platte Cty., NE School Dist. #001 (Columbus)
G.O. Bank Qualified...........................................    A/NR      5.000    12/15/19          250,000        257,478
Sarpy Cty., NE School Dist. #046 FSA..........................  Aaa/AAA     5.000    12/15/22          200,000        202,074
Sarpy Cty., NE SID #052 (Prairie Corners) G.O. ...............   NR/NR      6.000    10/01/17          240,000        241,200
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref. .................   NR/NR      5.850    08/15/17          100,000        100,500
Saunders Cty., NE SD #039 (Wahoo Public Schools) .............   NR/NR      6.000    12/15/20          250,000        264,473
Univ. of NE Board of Regents Lincoln Parking.................. Aa-3/A-      5.800    06/01/20          620,000        690,717
                                                                                                                  -----------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $33,874,305) ...............................................................$35,934,862
                                                                                                                  -----------
SHORT-TERM SECURITIES (2.6%)
Wells Fargo National Tax-Free Money Market (COST: $962,224) ......................................................$   962,224
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $34,836,529) ..............................................................$36,897,086
OTHER ASSETS LESS LIABILITIES.....................................................................................    526,249
                                                                                                                  -----------
NET ASSETS........................................................................................................$37,423,335
                                                                                                                  ===========

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $34,836,529) .............  $  36,897,086
     Accrued interest receivable.........................................        513,281
     Variation margin on futures.........................................        172,188
     Cash................................................................          8,394
     Receivable for fund shares sold.....................................          5,000
     Accrued dividends receivable........................................            682
     Prepaid expenses....................................................          6,273
                                                                           -------------
        Total Assets.....................................................  $  37,602,904
                                                                           -------------
LIABILITIES
     Dividends payable...................................................  $     131,316
     Accrued expenses....................................................         28,253
     Payable for fund shares redeemed....................................         20,000
                                                                           -------------
        Total Liabilities................................................  $     179,569
                                                                           -------------

NET ASSETS...............................................................  $  37,423,335
                                                                           =============
NET ASSETS ARE REPRESENTED BY:
     Paid-in capital.....................................................  $  38,669,873
     Accumulated undistributed net realized gain (loss) on
     investments.........................................................     (2,679,165)
     Accumulated undistributed net realized gain (loss) on
     futures.............................................................       (448,082)
     Unrealized appreciation on investments..............................      2,060,557
     Unrealized depreciation on futures..................................       (179,848)
                                                                           -------------
        Total amount representing net assets applicable to
        3,423,205 outstanding shares of no par common
        stock (unlimited shares authorized) .............................  $  37,423,335
                                                                           =============
Net asset value per share................................................  $       10.93
                                                                           =============

The accompanying notes are an integral part of these financial statements.



STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $     972,888
     Dividends..........................................................          6,986
                                                                          -------------
         Total Investment Income........................................  $     979,874
                                                                          -------------
EXPENSES
     Investment advisory fees...........................................  $      94,204
     Service fees.......................................................         47,102
     Transfer agent fees................................................         24,339
     Accounting service fees............................................         21,124
     Custodian fees.....................................................          4,160
     Transfer agent out-of-pockets......................................          2,192
     Professional fees..................................................          3,400
     Reports to shareholders............................................          1,901
     Trustees fees......................................................          1,780
     Registration and filing fees.......................................          1,966
     Insurance expense..................................................          1,780
                                                                          -------------
         Total Expenses.................................................  $     203,948
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (36,164)
                                                                          -------------
         Total Net Expenses.............................................  $     167,784
                                                                          -------------
NET INVESTMENT INCOME...................................................  $     812,090
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $       3,960
     Futures transactions...............................................       (448,082)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................       (194,484)
     Futures............................................................       (179,848)
                                                                          -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures........................................  $    (818,454)
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $      (6,364)
                                                                          =============

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2003 and the year ended July 31, 2002
--------------------------------------------------------------------------
                                                                         For The Six
                                                                         Months Ended                     For The
                                                                        January 31, 2003                 Year Ended
                                                                          (Unaudited)                   July 31, 2002
                                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................   $    812,090                  $   1,727,525
     Net realized gain (loss) on investment and futures transactions...       (444,122)                      (596,119)
     Net change in unrealized appreciation (depreciation)
     on investments and futures........................................       (374,332)                       410,380
                                                                       ---------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Operations..............................................   $     (6,364)                 $   1,541,786
                                                                       ---------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.24 and $.53 per share, respectively) ..........................   $   (810,278)                 $  (1,724,430)
     Distributions from net realized gain on investment
     and futures transactions ($.00
     and $.00 per share, respectively) ................................              0                              0
                                                                       ---------------------------------------------------
          Total Dividends and Distributions............................   $   (810,278)                 $  (1,724,430)
                                                                       ---------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................   $  2,180,740                  $   4,693,840
     Proceeds from reinvested dividends................................        565,444                      1,177,463
     Cost of shares redeemed...........................................     (1,778,843)                    (6,973,707)
                                                                       ---------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions..............................   $    967,341                  $  (1,102,404)
                                                                       ---------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................   $    150,699                  $  (1,285,048)

NET ASSETS, BEGINNING OF PERIOD........................................     37,272,636                     38,557,684
                                                                       ---------------------------------------------------
NET ASSETS, END OF PERIOD..............................................   $ 37,423,335                  $  37,272,636
                                                                       ===================================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS January 31, 2003 (Unaudited)
----------------------------------------------------------

NOTE 1.  ORGANIZATION
         BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

         The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

         FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the six months ended January 31, 2003, 100% were exempt from federal income taxes.

         The Fund has unexpired capital loss carryforwards for tax purposes as of January 31, 2003 totaling $2,683,905, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.


         Year                     Unexpired Capital Losses
         ----                     ------------------------
         2003                              317,379
         2004                               415,126
         2005                               616,730
         2006                               383,905
         2007                                     0
         2008                               199,861
         2009                               158,911
         2010                               591,993


         DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

         PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $14,098 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

         OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

         Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

         FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

         A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

         Certain risks may arise upon entering into futures contracts.
         These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

         At January 31, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|                      |                   |    Number of         |       Valuation as       |  Unrealized Appreciation |
| Contracts to Sell    | Expiration Date   | Futures Contracts    |   of January 31, 2003    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2003       |         95           |         $172,188         |            ($179,848)    |
|-----------------------------------------------------------------------------------------------------------------------|

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  CAPITAL SHARE TRANSACTIONS
         As of January 31, 2003, there were unlimited shares of no par authorized; 3,423,205 and 3,336,190 shares were outstanding at January 31, 2003 and July 31, 2002, respectively.

         Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2003            Year Ended
                                                    (Unaudited)            July 31, 2002
                                             ---------------------------------------------
Shares sold..................................         196,432                  416,460
Shares issued on reinvestment of dividends...          50,907                  104,347
Shares redeemed..............................        (160,324)                (618,790)
                                             ---------------------------------------------
Net increase (decrease) .....................          87,015                  (97,983)
                                             =============================================

NOTE 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

         The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $94,204 of investment advisory fees for the six months ended January 31, 2003. The Fund has a payable to Ranson Capital Corporation of $15,630 at January 31, 2003, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

         The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $10,938 of service fee expenses after partial waiver for the six months ended January 31, 2003. The Fund has a payable to Ranson of $2,204 at January 31, 2003, for service fees.

         The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2003, no commissions were earned by ND Capital, Inc.

         ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $24,339 of transfer agency fees for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $4,108 at January 31, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $21,124 of accounting service fees for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $3,560 at January 31, 2003, for accounting service fees.

NOTE 5.  INVESTMENT SECURITY TRANSACTIONS
         The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,153,467 and $1,339,000, respectively, for the six months ended January 31, 2003.

NOTE 6.  INVESTMENT IN SECURITIES
         At January 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $34,836,529. The net unrealized appreciation of investments based on the cost was $2,060,557, which is comprised of $2,062,300 aggregate gross unrealized appreciation and $1,743 aggregate gross unrealized depreciation.




FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2003     July 31,     July 31,     July 31,     July 30,     July 31,
                                            (Unaudited)          2002        2001         2000          1999         1998
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  11.17          $  11.23    $  10.71     $  11.01      $  11.13     $  11.26
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............  $    .24          $    .51    $    .53     $    .54      $    .54     $    .56
     Net realized and unrealized gain
     (loss) on investment and
     futures transactions................      (.24)             (.06)        .52         (.30)         (.12)        (.13)
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations............  $    .00          $    .45    $   1.05     $    .24      $    .42     $    .43
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net
     investment income...................  $   (.24)         $   (.51)   $   (.53)    $   (.54)     $   (.54)    $   (.56)
     Distributions from net
     capital gains.......................       .00               .00         .00          .00           .00          .00
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $   (.24)         $   (.51)   $   (.53)    $   (.54)     $   (.54)    $   (.56)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $  10.93          $  11.17    $  11.23     $  10.71      $  11.01     $  11.13
                                         ====================================================================================
Total Return.............................     (0.04%)(A)(C)      4.06%(A)   10.02%(A)     2.28%(A)      3.82%(A)     3.95%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .....................  $ 37,423          $ 37,273    $ 38,558     $ 38,171      $ 41,943     $ 26,318
     Ratio of net expenses (after
     expense assumption) to average
     net assets..........................      0.89%(B)(C)       0.82%(B)    0.78%(B)     0.75%(B)      0.70%(B)     0.63%(B)
     Ratio of net investment income to
     average net assets..................      4.30%(C)          4.52%       4.82%        5.02%         4.83%        5.06%
     Portfolio turnover rate.............      3.19%            13.08%      16.89%       11.42%        12.58%       26.36%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/waived expenses of $36,164, $99,292, $113,493, $124,718, $119,949, and $51,233,
     respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.08%, 1.08%, 1.08%, 1.07%, 1.10%, and 0.81%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



THE OKLAHOMA MUNICIPAL FUND
---------------------------
DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations for The Oklahoma Municipal Fund (the "Fund") for the six months ended January 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for 2002. The bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Increased spending on the war on terrorism and a decline in tax revenue have widened the budget deficit, forcing the government to sell more debt to finance the shorfall. We continue to watch carefully as this deficit could reach record levels.

Monetary reflation has provided powerful support to the economy. In November 2002, the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty-year lows. The decline of the U.S. Dollar and the swing from surplus to deficit in the Federal budget are areas of concern. These measures will be key to bond performance over the coming months.

Diversification remains an important strategy of the Fund as reflected on the ratings of the seventy-three issues in the portfolio. Portfolio quality for the six months ended were represented as follows: AAA 53.0%, AA 16.2%, AA- 1.2%, A 10.1%, BBB+ 2.0%, BBB 5.3%, BBB- 1.0%, NR 7.4%, and B- 3.8%. Income exempt from Federal and State income taxes with preservation of capital remain the primary objectives of the Fund.




Sincerely,




Monte L. Avery                             Robert E. Walstad
Chief Portfolio Strategist                 President


January 31, 2003 (Unaudited)
----------------------------

TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.





PERFORMANCE & COMPOSITION
-------------------------
Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]
AAA                              53.0%
AA                               17.4%
A                                10.1%
BBB                               8.3%
B1/B-                             3.8%
NR                                7.4%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
------------------------
(as a % of Net Assets)
[pie chart]
S-School                        44.2%
HC-Health Care                  12.9%
U-Utilities                     10.6%
W/S-Water/Sewer                  7.2%
O-Other                          6.9%
T-Transportation                 6.1%
G-Government                     5.3%
H-Housing                        3.6%
I-Industrial                     3.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change

                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

                     The Oklahoma Municipal          The Oklahoma Municipal              Lehman Brothers
                     Fund w/o sales charge          Fund w/ max sales charge           Municipal Bond Index
------------------------------------------------------------------------------------------------------------
09/25/1996                  $10,000                         $ 9,575                          $10,000
1997                        $10,779                         $10,321                          $11,027
1998                        $11,186                         $10,711                          $11,687
1999                        $11,662                         $11,166                          $12,024
2000                        $11,648                         $11,153                          $12,542
2001                        $12,787                         $12,243                          $13,808
2002                        $13,484                         $12,911                          $14,735
01/31/03                    $13,570                         $12,994                          $15,199


                                             Average Annual Total Returns
                                          For periods ending January 31, 2003
                                          -----------------------------------
                                                                                    Since Inception
                                1 year         5 year           10 year           (September 25, 1996)
------------------------------------------------------------------------------------------------------
Without sales charge             2.31%          4.02%             N/A                    4.92%
With sales charge (4.25%)       (2.04)%         3.12%             N/A                    4.21%
------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------
07-31-2002 NAV (share value)           $11.54
01-31-2003 NAV                         $11.36
Average Maturity                        19.9 years
Number of Issues                        73
Total Net Assets                       $26,438,032


MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.


INDEPENDENT TRUSTEES
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee        Since January 1996  Retired; Attorney; Director,         9                 None
904 NW 27th                                                Integrity Mutual Funds, Inc
Minot, ND 58703                                            (formerly known as ND Holdings,
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee        Since January 1996  Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                                          & Dobrovolny, P.C.; Director,                     Western Bank &
Ste. 305                                                   ND Tax-Free Fund, Inc.                                 Trust
Minot, ND 58701                                            (since April 1995), ND
67                                                         Insured Income Fund, Inc.
                                                           (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc.
                                                           (since April 1995), South
                                                           Dakota Tax-Free Fund, Inc.
                                                           (since April 1995), Integrity
                                                           Fund of Funds, Inc. (since
                                                           April 1995), Integrity Small-
                                                           Cap Fund of Funds, Inc. (since
                                                           September 1998); Director, First
                                                           Western Bank & Trust.

R. James Maxson
Town & Country Center   Trustee       Since January 1999  Attorney, Maxson Law Office           9                   None
1015 S Bdwy, Suite 15                                     (since November 2002),
Minot, ND 58701                                           Attorney, McGee, Hankla,
55                                                        Backes & Dobrovolny, P.C. (April
                                                          2000 to November 2002); Attorney,
                                                          Farhart, Lian and Maxson, P.C.
                                                          (March 1976 to March 2000); ND
                                                          Tax-Free Fund, Inc. (since January
                                                          1999), Montana Tax-Free Fund,
                                                          Inc. (since January 1999), South
                                                          Dakota Tax-Free Fund, Inc. (since
                                                          January 1999), Integrity Fund of
                                                          Funds, Inc. (since January 1999),
                                                          Integrity Small-Cap Fund of Funds,
                                                          Inc. (since January 1999).
----------------------

The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


   The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist    Vice President     Since January 1996  Attorney; Director and Vice          5            Director, ARM
1 North Main        and Secretary                          President, Integrity Mutual                         Securities
Minot, ND 58703                                            Funds, Inc. (formerly known as                      Corporation
68                                                         ND Holdings, Inc.); Director,
                                                           Vice President and Secretary,
                                                           ND Money Management, Inc.,
                                                           ND Capital, Inc., ND Resources,
                                                           Inc., ND Tax-Free Fund, Inc.,
                                                           ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc.,
                                                           South Dakota Tax-Free Fund,
                                                           Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of
                                                           Funds, Inc. (since September
                                                           1998), The Ranson Company, Inc.
                                                           (January 1996 to February 1997),
                                                           Ranson Capital Corporation (since
                                                           January 1996), and Director,
                                                           ARM Securities Corporation (since
                                                           May 2000).

**Robert E. Walstad   Trustee,         Since January 1996  Director (since September 1987),     9             Director, ARM
1 North Main          Chairman,                            President (September 1987 to                         Securities
Minot, ND 58703       President,                           October 2001) (since September 2002),               Corporation;
58                    and Treasurer                        Integrity Mutual Funds, Inc.                       Director, Magic
                                                           (formerly known as ND Holdings,                       Internet
                                                           Inc.); Director, President and                        Services,
                                                           Treasurer, ND Money Management,                    Inc.; Director,
                                                           Inc., ND Capital, Inc., ND                        Capital Financial
                                                           Resources, Inc., ND Tax-Free Fund,                  Services, Inc.
                                                           Inc., ND Insured Income Fund, Inc.
                                                           (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc.,
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc.; Trustee, Chairman, President,
                                                           and Treasurer, Ranson Managed
                                                           Portfolios; Director, President,
                                                           CEO, and Treasurer, The Ranson
                                                           Company, Inc. (January 1996 to
                                                           February 1997), and Ranson Capital
                                                           Corporation; Director (since
                                                           October 1999), President (October
                                                           1999 to October 2001), Magic
                                                           Internet Services, Inc.; Director
                                                           (since May 2000), President (May
                                                           2000 to October 2001) (since
                                                           September 2002), ARM Securities
                                                           Corporation; Director, CEO, Chairman
                                                           (since January 2002), President
                                                           (since September 2002), Capital
                                                           Financial Services, Inc.
-----------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.



INDEPENDENT TRUSTEES

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



SCHEDULE OF INVESTMENTS January 31, 2003 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                        RATING    COUPON                    PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                  MOODY'S/S&P   RATE     MATURITY         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (96.9%)
Claremore, OK Student Hsg. Rev. (Rogers University) ACA.......   NR/A       5.750%  09/01/34      $    500,000   $    502,880
Eastern OK Board of Regents (State College)
Student Facs. Rev. ...........................................   NR/NR      6.100   06/01/17           150,000        158,880
Edmond Economic Dev. Auth., OK Student Housing Rev. ..........Baa-3/NR      5.375   12/01/19           100,000         94,366
#Edmond Economic Dev. Auth., OK Student Housing Rev. .........Baa-3/NR      5.500   12/01/28           865,000        795,108
Edmond Public Works Sales Tax & Utility Rev. AMBAC............   NR/AAA     4.750   07/01/23           200,000        200,020
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA....  Aaa/NR      4.500   04/01/18           250,000        245,845
*Grand River Dam Auth., OK Rev. AMBAC.........................  Aaa/AAA     6.250   06/01/11           210,000        249,180
Grand River Dam Auth., OK Rev. Ref. AMBAC.....................  Aaa/AAA     5.500   06/01/13           700,000        794,017
Jackson Cty, OK Sales Tax Rev. AMBAC..........................  Aaa/AAA     5.000   10/01/22           500,000        505,385
Mannford Public Works Auth. ..................................   NR/BBB+    6.000   04/01/27           300,000        312,819
Mannford Public Works Auth. ..................................   NR/BBB+    5.900   04/01/32           250,000        257,807
Norman, OK (Regl. Hospital) Auth.  Asset Guaranty.............   NR/AA      5.250   09/01/16           180,000        187,911
OK Agric. & Mech. Colleges (OK St. Univ.)
Athletic Facs. AMBAC..........................................  Aaa/NR      5.000   08/01/24           300,000        303,258
*OK Board of Regents (Oklahoma City Community College)
Student Rev. AMBAC............................................  Aaa/AAA     5.550   07/01/22           750,000        799,065
OK Board of Regents (Univ. of Central Oklahoma) AMBAC.........  Aaa/AAA     5.600   08/01/20           150,000        163,578
OK Board of Regents (Univ. of Central Oklahoma) AMBAC.........  Aaa/AAA     5.700   08/01/25           390,000        428,154
OK Board of Regents (University of Oklahoma)
Athletic Fac. Rev. MBIA.......................................  Aaa/NR      5.250   06/01/26           500,000        516,355
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC.....  Aaa/AAA     5.000   05/01/18           500,000        521,555
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA................  Aaa/AAA     5.500   09/01/19           100,000        108,503
OK Capital Impvt. Auth. (State Office Building) Rev. .........  A-1/NR      5.500   10/01/16           105,000        114,407
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA....  Aaa/AAA     5.100   03/01/16           140,000        147,839
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA....  Aaa/AAA     5.150   03/01/21           100,000        103,189
OK Devl. Fin. Auth. (OK State Sys. Higher ED. AMBAC...........  Aaa/AAA     4.900   12/01/22           200,000        200,826
OK Devl. Finance Auth. (Central OK Univ.) .................... Aa-3/AA      5.300   12/01/18           100,000        103,744
OK Devl. Finance Auth. (Comanche County Hosp.) ...............   NR/BBB-    5.625   07/01/09           105,000        109,411
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA.....  Aaa/NR      5.600   03/01/15           280,000        302,308
#OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref. ....................................................   B1/B-      5.625   08/15/19         1,000,000        760,000
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref. ....................................................   B1/B-      5.625   08/15/29           295,000        218,300
OK Devl. Finance Auth. (Integris Baptist
Medical Center) AMBAC.........................................  Aaa/AAA     5.600   06/01/20           250,000        272,552
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev....   NR/NR      5.250   12/01/23           500,000        496,355
OK Devl. Finance Auth. (Langston Univ. Stadium) ..............   NR/AA      5.000   07/01/27           250,000        252,970
*OK Devl. Finance Auth. (Oklahoma City Univ.)
Rev. Ref. AMBAC...............................................  Aaa/AAA     5.125   06/01/17           555,000        585,891
OK Devl. Finance Auth. (Seminole State College) ..............   NR/AA      5.125   12/01/27           150,000        152,829
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ........   NR/NR      6.200   11/01/07           100,000        105,556
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ........   NR/NR      6.500   11/01/13            75,000         78,640
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ........   NR/NR      5.750   03/01/13           400,000        419,972
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. .......   NR/NR      6.000   03/01/18           600,000        636,348
OK Devl. Finance Auth. (St. Ann's Retirement
Village) Rev. MBIA............................................  Aaa/NR      5.000   12/01/28           500,000        503,260
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. ..... Aa-3/AA      5.750   02/15/25           500,000        537,735
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Prj.)
Public Facs. Rev. AMBAC.......................................  Aaa/AAA     5.100   08/01/15           750,000        786,420
OK Housing Finance Agency Single Family Homeownership ........  Aaa/NR      5.250   09/01/21           195,000        193,996
*OK Housing Finance Agency Single Family Homeownership GNMA...  Aaa/NR      5.375   03/01/20           600,000        600,738
OK Housing Finance Agency Single Family
Homeownership GNMA/FNMA.......................................  Aaa/NR      5.850   09/01/20           145,000        151,107
OK State Indl. Finance Auth. G.O. ............................ Aa-3/NR      5.000   04/01/13           150,000        154,221
*OK State Indl. Finance Auth. G.O. ........................... Aa-3/NR      6.050   02/01/15           285,000        306,948
OK State Municipal Power Auth. Rev. MBIA......................  Aaa/AAA     5.750   01/01/24           640,000        731,494
*OK State Student Loan Auth. .................................  Aaa/AAA     5.625   06/01/31           600,000        620,502
OK State Turnpike Auth.  FGIC.................................  Aaa/AAA     5.250   01/01/12           225,000        252,137
OK State Unlimited Tax G.O. .................................. Aa-3/AA      5.200   07/15/16           460,000        479,407
OK State Unlimited Tax G.O. .................................. Aa-3/AA      5.200   07/15/18           145,000        152,714
OK State Water (Loan Program) Rev. ...........................   NR/AA      6.250   10/01/12           125,000        128,729
OK State Water (Loan Program) Rev. ...........................   NR/AA      5.400   09/01/15           105,000        113,341
*OK State Water (Loan Program) Rev. ..........................   NR/AA      5.100   09/01/16           415,000        442,141
OK State Water Resources Board Rev. ..........................   NR/AA      5.050   10/01/22           200,000        202,320
OK State Water Resources Board Rev. ..........................   NR/AA      5.125   10/01/27           500,000        507,430
OK Student Loan Auth.  MBIA...................................  Aaa/AAA     5.300   12/01/32           450,000        450,796
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) ......Baa-3/NR      5.500   02/01/29           500,000        456,485
Oklahoma Cnty., OK Indl. Auth. (Benevolent
Association) Ref. ............................................Baa-3/NR      6.150   01/01/11           100,000        104,633
Oklahoma State Water Resources Loan Rev. .....................   NR/AA      5.100   10/01/27           500,000        501,475
Oklahoma Student Loan Auth. ..................................    A/NR      6.350   09/01/25           280,000        301,000
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA....  Aaa/AAA     5.125   08/01/30           750,000        762,045
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA.....  Aaa/AAA     4.800   10/01/27           500,000        489,425
Rural Enterprises, OK  Inc. Okmulgee Student Housing
Proj., Series A ALA...........................................   NR/A       5.625   12/01/20           140,000        143,186
Rural Enterprises, OK Inc.  Student Hsg.
(Connors College) ACA.........................................   NR/A       5.650   11/01/31           100,000        100,903
Rural Enterprises, OK Inc. OK Govt. Fin.
(Cleveland Cty. Hlth.) MBIA...................................  Aaa/NR      5.000   11/01/21           250,000        250,688
Rural Enterprises, OK Inc. Okmulgee  Student
Housing Proj. ACA.............................................   NR/A       5.750   12/01/30           250,000        251,613
Rural Enterprises, OK Inc. Okmulgee Student Housing
Proj., Series A ACA...........................................   NR/A       5.700   12/01/25           220,000        222,605
Rural Enterprises, OK Inc. Student Hsg.
(Connors College) ACA.........................................   NR/A       5.550   11/01/21           250,000        251,715
Rural Enterprises, OK Inc. USAOF Student Housing ACA..........   NR/A       5.550   11/01/21           250,000        252,008
Rural Enterprises, OK Inc. USAOF Student Housing ACA..........   NR/A       5.650   11/01/31           250,000        248,363
Sapulpa Municipal Authority Utility Rev. FSA..................  Aaa/AAA     5.125   01/01/32           250,000        254,525
Tulsa Cnty, Indl. Auth. Recreation Facs. .....................   NR/AA      4.700   09/01/24           500,000        485,360
University of OK Board of Regents Student Hsg. Rev. FGIC......  Aaa/NR      5.000   11/01/27         1,000,000      1,011,290
                                                                                                                 ------------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $25,232,510) .............................................................$ 25,608,578
                                                                                                                 ------------
SHORT-TERM SECURITIES (2.8%)
Wells Fargo National Tax-Free Money Market.......................................................................$    212,930
Dreyfus Tax-Exempt Cash Management No. 2.........................................................................     523,862
                                                                                                                 ------------
TOTAL SHORT-TERM SECURITIES (COST: $736,792) ....................................................................$    736,792
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST:  $25,969,302) ............................................................$ 26,345,370
OTHER ASSETS LESS LIABILITIES....................................................................................      92,662
                                                                                                                 ------------
NET ASSETS.......................................................................................................$ 26,438,032
                                                                                                                 ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $25,969,302) .............  $ 26,345,370
     Accrued interest receivable.........................................       383,495
     Accrued dividends receivable........................................           749
     Receivable for fund shares sold.....................................       147,578
     Prepaid expenses....................................................         3,463
     Variation margin on futures.........................................        99,688
                                                                           ------------
        Total Assets.....................................................  $ 26,980,343
                                                                           ------------
LIABILITIES
     Payable for fund shares redeemed....................................  $         14
     Dividends payable...................................................        95,443
     Disbursements in excess of demand deposit cash......................       428,242
     Accrued expenses....................................................        18,612
                                                                           ------------
        Total Liabilities................................................  $    542,311
                                                                           ------------
NET ASSETS...............................................................  $ 26,438,032
                                                                           ============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital.....................................................  $ 27,059,888
     Accumulated undistributed net realized gain (loss) on investments...      (643,081)
     Accumulated undistributed net realized gain (loss) on futures.......      (250,720)
     Unrealized appreciation on investments..............................       376,068
     Unrealized depreciation on futures..................................      (104,123)
                                                                           ------------
        Total amount representing net assets applicable to
        2,326,789 outstanding shares of no par common
        stock (unlimited shares authorized) .............................  $ 26,438,032
                                                                           ============
Net asset value per share................................................  $      11.36
                                                                           ============

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $     601,199
     Dividends..........................................................          5,963
                                                                          -------------
         Total Investment Income........................................  $     607,162
                                                                          -------------
EXPENSES
     Investment advisory fees...........................................  $      60,715
     Service fees.......................................................         30,357
     Transfer agent fees................................................         17,381
     Accounting service fees............................................         17,859
     Custodian fees.....................................................          2,653
     Registration and filing fees.......................................          1,114
     Transfer agent out-of-pocket expenses..............................            425
     Trustees fees......................................................          1,401
     Reports to shareholders............................................            981
     Professional fees..................................................          3,100
     Insurance expense..................................................          1,033
                                                                          -------------
         Total Expenses.................................................  $     137,019
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (65,217)
                                                                          -------------
         Total Net Expenses.............................................  $      71,802
                                                                          -------------
NET INVESTMENT INCOME...................................................  $     535,360
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $      40,838
     Futures transactions...............................................       (250,720)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................        (72,270)
     Futures............................................................       (104,123)
                                                                          -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures .......................................  $    (386,275)
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $     149,085
                                                                          =============

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS January 31, 2003
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2003 and the year ended July 31, 2002
--------------------------------------------------------------------------
                                                                         For The Six
                                                                         Months Ended                     For The
                                                                        January 31, 2003                 Year Ended
                                                                          (Unaudited)                   July 31, 2002
                                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................  $     535,360                  $     963,547
     Net realized gain (loss) on investment and futures transactions...       (209,882)                      (414,418)
     Net change in unrealized appreciation (depreciation)
     on investments and futures........................................       (176,393)                       495,278
                                                                       ---------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Operations..............................................  $     149,085                  $   1,044,407
                                                                       ---------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.25 and $.57 per share, respectively) ..........................  $    (535,300)                 $    (963,432)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively)......              0                              0
                                                                       --------------------------------------------------
          Total Dividends and Distributions............................  $    (535,300)                 $    (963,432)
                                                                       --------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................  $   5,409,996                  $   7,011,154
     Proceeds from reinvested dividends................................        253,909                        495,726
     Cost of shares redeemed...........................................       (834,394)                    (3,723,814)
                                                                       --------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions..............................  $   4,829,511                  $   3,783,066
                                                                       --------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................  $   4,443,296                  $   3,864,041

NET ASSETS, BEGINNING OF PERIOD........................................     21,994,736                     18,130,695
                                                                       --------------------------------------------------
NET ASSETS, END OF PERIOD..............................................  $  26,438,032                  $  21,994,736
                                                                       ==================================================

The accompanying notes are an integral part of these financial statements.




NOTES TO FINANCIAL STATEMENTS  January 31, 2003(Unaudited)
---------------------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the six months ended January 31, 2003, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of January 31, 2003 totaling $683,921, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.



          Year               Unexpired Capital Losses
          ----               ------------------------
          2003                               0
          2004                               0
          2005                               0
          2006                               0
          2007                               0
          2008                         185,891
          2009                          83,784
          2010                         414,246


          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $83 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At January 31, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|                      |                   |    Number of         |       Valuation as       |  Unrealized Appreciation |
| Contracts to Sell    | Expiration Date   | Futures Contracts    |   of January 31, 2003    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2003       |         55           |         $99,688          |            ($104,123)    |
|-----------------------------------------------------------------------------------------------------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2003, there were unlimited shares of no par authorized; on January 31, 2003 and July 31, 2002, there were 2,326,789 and 1,906,461 shares outstanding, respectively.

          Transactions in capital shares were as follows:


                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2003            Year Ended
                                                    (Unaudited)            July 31, 2002
                                             ---------------------------------------------
Shares sold..................................         471,109                  605,354
Shares issued on reinvestment of dividends...          22,089                   42,815
Shares redeemed..............................         (72,870)                (322,234)
                                             ---------------------------------------------
Net increase (decrease) .....................         420,328                  325,935
                                             =============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $25,854 of investment advisory fees after partial waiver for the six months ended January 31, 2003. The Fund has a payable to Ranson Capital Corporation of $5,268 at January 31, 2003 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment advisor.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2003.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2003, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $17,381 of transfer agent fees and expenses for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $3,022 at January 31, 2003 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,859 of accounting service fees for the six months ended January 31, 2003. The Fund has a payable to ND Resources, Inc. of $3,053 at January 31, 2003, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,875,482 and $993,080, respectively, for the six months ended January 31, 2003.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $25,969,302. The net unrealized appreciation of investments based on the cost was $376,068, which is comprised of $828,227 aggregate gross unrealized appreciation and $452,159 aggregate gross unrealized depreciation.




FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2003     July 31,     July 31,     July 31,     July 30,     July 31,
                                            (Unaudited)          2002        2001         2000          1999         1998
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  11.54          $  11.47    $  10.99     $  11.61      $  11.68     $  11.86
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............  $    .25          $    .55    $    .57     $    .57      $    .56     $    .60
     Net realized and unrealized gain
    (loss) on investment and
     futures transactions................      (.18)              .07         .48         (.59)         (.07)        (.16)
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations............  $    .07          $    .62    $   1.05     $   (.02)     $    .49     $    .44
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $   (.25)         $   (.55)   $   (.57)    $   (.57)     $   (.56)    $   (.60)
     Distributions from net capital
     gains...............................       .00               .00         .00         (.03)          .00         (.02)
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $   (.25)         $   (.55)   $   (.57)    $   (.60)     $   (.56)    $   (.62)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $  11.36          $  11.54    $  11.47     $  10.99      $  11.61     $  11.68
                                         ====================================================================================
Total Return.............................     (1.28%)(A)(C)      5.46%(A)    9.78%(A)    (0.12%)(A)     4.25%(A)     3.81%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .....................  $ 26,438          $ 21,995    $ 18,131     $ 15,862      $ 16,135     $ 11,335
     Ratio of net expenses (after
     expense assumption) to average
     net assets..........................      0.59%(B)(C)       0.51%(B)    0.43%(B)     0.44%(B)      0.36%(B)     0.20%(B)
     Ratio of net investment income to
     average net assets..................      4.40%(C)          4.69%       5.06%        5.08%         4.74%        5.08%
     Portfolio turnover rate ............      4.28%            15.77%      12.24%       20.89%        32.09%       53.32%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/waived expenses of $65,217,  $137,514, $133,456, $127,129, $133,089, and $53,180, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.13%, 1.19%, 1.23%, 1.22%, 1.23%, and 1.14%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.